Subsequent Events (Details Narrative) - Applied Digital Cloud Corporation [Member] - USD ($)			9 Months Ended		10 Months Ended	12 Months Ended
	May 05, 2026	May 01, 2026	Feb. 28, 2026	Feb. 28, 2025	Mar. 31, 2026	May 31, 2026	May 31, 2025	May 31, 2024	Jun. 02, 2026	Apr. 30, 2026
Subsequent Event [Line Items]
Finance lease payments			$ 74,915,000	$ 86,058,000	$ 89,500,000	$ 89,500,000	$ 114,743,000	$ 44,861,000
Operating lease payments						$ 21,000,000.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Offering price per shares										$ 12.01
Gross proceeds	$ 15.8
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds	$ 15,800,000
Subsequent Event [Member] | SAFE Agreement [Member]
Subsequent Event [Line Items]
Paid of all amount outstanding value									$ 13,300,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of shares issued		1,311,407
Offering price per shares										$ 12.01
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued		1,311,407